Commitments and Contingencies - Future minimum lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies.
Rental expense	$ 110	$ 147	$ 255	$ 292	$ 594	$ 240